Note 7 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes, amount	$ (10,506,935)	$ (7,638,024)
Computed by applying income tax rate of home jurisdiction, amount	$ (3,152,081)	$ (2,291,407)
Computed by applying income tax rate of home jurisdiction, percent	30.00%	30.00%
Effect of tax rates in foreign jurisdictions, amount	$ 76,914	$ 17,122
Effect of tax rates in foreign jurisdictions, percent	(1.00%)	0.00%
Research and development tax incentive, amount	$ 1,518,698	$ 1,103,924
Research and development tax incentive, percent	(15.00%)	(14.00%)
Stock-based compensation, amount	$ 27,730	$ 51,970
Stock-based compensation, percent	0.00%	(1.00%)
Amortization expense, amount	$ (490,891)	$ (625,381)
Amortization expense, percent	5.00%	8.00%
Other, amount	$ 49,441	$ 12,011
Other, percent	0.00%	0.00%
Change in valuation allowance, amount	$ 1,970,189	$ 1,731,761
Change in valuation allowance, percent	(19.00%)	(23.00%)
Income tax expense/(benefit), amount	$ (0)	$ (0)
Income tax expense/(benefit), percent	0.00%	0.00%